10. Employee Benefits	12 Months Ended
Dec. 31, 2020
Employee Benefits
Employee Benefits

10.          Employee benefits

The following table shows the items of employee benefits for the years ended December 31:

	2020	2019	2018
Wages and salaries	15,081	11,587	10,027
Social security costs	1,847	1,620	1,092
	16,928	13,207	11,119

The employer’s contributions to pension insurance plans of €795 (2019: €696, 2018: €502) are classified as payments under a defined contribution plan, and are recognized as an expense.